PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT NET

	Computers and electronic equipment	Furniture and equipment	Vehicles	Leasehold Improvements	Right of use Asset	Total
Cost:
As of January 1, 2021	$370	$139	$625	$57	$40	$1,231
Additions	52	62	298	-	362	774
Translation adjustments	18	-	45	2	(40)	25
As of December 31, 2021	$440	$201	$968	$59	$362	$2,030

Accumulated depreciation:
As of January 1, 2021	$268	$133	$294	$57	$23	$775
Additions	22	7	92	-	101	222
Translation adjustments	(2)	2	(18)	2	(23)	(39)
As of December 31, 2021	$288	$142	$368	$59	$101	$958

Net Book Value:
As of December 31, 2021	$152	$59	$600	$-	$261	$1,072
As of December 31, 2020	$102	$6	$331	$-	$17	$456

	Computers and electronic equipment	Furniture and equipment	Vehicles	Leasehold Improvements	Right of use Asset	Total
Cost:
As of January 1, 2020	$342	$123	$345	$53	$40	$903
Additions	-	3	224	-	-	227
Translation adjustments	28	13	56	4	-	101
As of December 31, 2020	$370	$139	$625	$57	$40	$1,231

Accumulated depreciation:
As of January 1, 2020	$219	$122	$204	$53	$20	$618
Additions	16	2	35	-	4	57
Translation adjustments	33	9	55	4	(1)	100
As of December 31, 2020	$268	$133	$294	$57	$23	$775

Net Book Value:
As of December 31, 2020	$102	$6	$331	$-	$17	$456
As of December 31, 2019	$123	$1	$141	$-	$-	$265